Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

17. SHARE-BASED COMPENSATION

Share Awards Granted before Initial Public Offering

Share-based compensation allocated from Sohu to the Company

Sohu's Stock Incentive Plan

The 2000 Stock Incentive Plan of the Company's ultimate parent company, Sohu.com, provides for the issuance of stock options and restricted stock units to purchase up to 9,500,000 shares of common stock to qualified employees. The maximum term of any issued stock right is ten years from the grant date.

The fair value of each option grant to employees is estimated on the date of grant using the Black-Scholes option pricing model. There was no grant of stock options by Sohu to Changyou during 2009, 2010 or 2011.

A summary of option activity, relating to options held by employees of the Predecessor Operations under Sohu's 2000 Stock Incentive Plan as of December 31, 2011 and changes during the year then ended, is presented below:

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	12	$17.56	4.16	$556
Exercised	(2)	14.15
Forfeited	—

Outstanding at December 31, 2011	10	18.41	3.28	306

Vested at December 31, 2011	10	18.41	3.28	306

Exercisable at December 31, 2011	10	18.41	3.28	306

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the closing price on December 31, 2011 of shares of Sohu.com Inc. common stock on NASDAQ of $50.00.

The total fair values of options expensed during the years ended December 31, 2009, 2010 and 2011 were $95,000, $nil and $nil, respectively. The total intrinsic values of options exercised during the years ended December 31, 2009, 2010 and 2011 were $474,000, $383,000 and $173,000, respectively. As of December 31, 2011, there was no unrecognized compensation expense for options because the requisite service periods for the remaining options had been satisfied on or prior to that date.

A summary of restricted stock unit activity, relating to restricted stock units held by employees of the Predecessor Operations under Sohu's 2000 Stock Incentive Plan as of December 31, 2011, and changes during the year then ended, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	2	$86.58
Granted	—
Vested	(1)	86.58
Forfeited	—

Unvested at December 31, 2011	1	86.58

Expected to vest thereafter	1	86.58

As of December 31, 2011, there was $9,000 of unrecognized compensation cost related to unvested restricted stock units, net of estimated forfeitures. This amount is expected to be recognized over a weighted average period of 0.36 years. The total fair values of restricted stock units expensed during the years ended December 31, 2009, 2010 and 2011 were $163,000, $116,000 and $31,000, respectively.

The total fair value of vested restricted stock units on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $382,000, $242,000 and $88,000, respectively.

There were no capitalized share-based compensation costs during the years ended December 31, 2009, 2010 and 2011.

The maximum term of any issued stock right under the Sohu 2000 Stock Incentive Plan is ten years from the grant date. The Sohu 2000 Stock Incentive Plan expired on January 24, 2010 and a new plan was adopted on July 2, 2010. As of the expiration date, 9,128,724 shares of common stock had been issued or were subject to issuance upon the vesting and exercise of share options or the vesting and settlement of restricted share units granted under the plan.

Share-based compensation allocated from Sohu to the 17173 Business

A summary of option activity, relating to options held by employees of the 17173 Business under Sohu's 2000 Stock Incentive Plan as of December 31, 2011, and changes during the year then ended, is presented below:

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	16	$19.48	4.18	$695
Exercised	(5)	19.54
Forfeited	—

Outstanding at December 31, 2011	11	19.45	3.17	331

Vested at December 31, 2011	11	19.45	3.17	331

Exercisable at December 31, 2011	11	19.45	3.17	331

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the closing price on December 31, 2011 of shares of Sohu.com common stock on NASDAQ of $50.00. The total intrinsic value of share options exercised for the year ended December 31, 2011 was $332,000.

No options have been granted under Sohu's 2000 Stock Incentive Plan since 2006. For the years ended December 31, 2011 and 2010, no share-based compensation expense was recognized for share options because the requisite service periods for share options had ended by the end of 2009. For the year ended December 31, 2009, the total share-based compensation expense recognized for share options under Sohu's 2000 Stock Incentive Plan granted to employees of the 17173 Business was $29,000.

A summary of restricted stock unit activity, relating to restricted stock units held by employees of the 17173 Business under Sohu's 2000 Stock Incentive Plan as of December 31, 2011, and changes during the year then ended, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	24	$61.27
Granted	—
Vested	(6)	61.27
Forfeited	—

Unvested at December 31, 2011	18	61.27

Expected to vest thereafter	13	61.27

As of December 31, 2011, there was $0.3 million of unrecognized compensation cost related to unvested restricted stock units, net of estimated forfeitures. This amount is expected to be recognized over a weighted average period of 0.93 years. The total fair values of restricted stock units granted to employees expensed during the years ended December 31, 2009, 2010 and 2011 were $11,000, $600,000 and $321,000, respectively.

The total fair value of vested restricted stock units on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $88,000, $61,000 and $405,000, respectively.

The total fair values of options and restricted stock units expenses relating to Sohu's senior management allocated to the 17173 Business during the years ended December 31, 2009, 2010 and 2011 were $56,000, $353,000 and $218,000, respectively.

There were no capitalized share-based compensation costs during the years ended December 31, 2009, 2010 and 2011.

Non-recourse note to an employee

In 2005, Sohu and an employee, who later became the CEO of the Company, became shareholders of a newly organized entity, Beijing Fire Fox Digital Technology Co. Ltd. ("Beijing Fire Fox") within the Predecessor Operations, holding 75% and 25% interests, respectively. Sohu, being the primary beneficiary of Beijing Fire Fox, provided a non-recourse interest-free loan to the employee for his share of capital contribution to the entity. Under the terms of the agreement with Sohu, there was an implied 5 year service requirement before the employee would be entitled to a contingent right to receive a payment equal to 25% of the value of Beijing Fire Fox. As the substance of this arrangement was similar to the grant of an option, this arrangement was accounted for as share-based compensation. The amount of compensation recorded was based upon the intrinsic value on the grant date, which was determined based upon the difference between fair market value of the contingent right and the principal and interest due on the note. As of the date of grant, the intrinsic value was determined to be zero.

On January 1, 2006, the Company recognized the compensation cost of the non-recourse note based on its grant date fair value over the remaining requisite service period.

Share-based compensation to the Chief Executive Officer ("CEO")

In January 2008, Sohu communicated to and agreed with the CEO that his contingent right in Beijing Fire Fox would be modified to an equity interest in the Company. The equity interest Sohu granted to the CEO would consist of 7,000,000 ordinary shares in the Company and 8,000,000 restricted shares in the Company and would come out of Sohu's equity interest in the Company. The restricted shares included, as a condition of vesting, the completion of an initial public offering by the Company on an internationally recognized stock exchange, and also were subject to a vesting schedule. In addition, the terms of the restricted shares provided that the CEO would not be entitled to participate in any distributions by the Company on his ordinary shares and restricted shares until the earlier of the completion of an initial public offering by the Company or February 2012. In April 2008, the vesting conditions of the restricted shares were modified to provide for vesting over a four-year period, subject to acceleration under certain circumstances, commencing on February 1, 2008, with no condition that an initial public offering be completed. There was no change, however, to the limitation on the CEO's right to participate in distributions declared by the Company prior to the completion of an initial public offering.

The difference between the fair values, or the Incremental Fair Value, of the 7,000,000 ordinary shares and 8,000,000 restricted shares granted to the CEO and his contingent right to receive a payment equal to 25% of the value of Beijing Fire Fox was accounted for as share-based compensation. Because the terms of the issuance of the ordinary shares and restricted shares had been approved and were communicated to and agreed with the CEO as of January 2, 2008, this was considered the grant date under U.S. GAAP and, accordingly, the Incremental Fair Value was determined as of that date. The portion of the Incremental Fair Value related to the 7,000,000 ordinary shares, equal to $1.8 million, was recognized as share-based compensation expense in product development expenses for the three months ended March 31, 2008. As a result of the modification of the vesting terms of the 8,000,000 restricted shares in April 2008, the portion of the Incremental Fair Value related to those shares, equal to $7.0 million, was determined as of that date and is accounted for as share-based compensation over the vesting period starting from the date of the modification, following the accelerated basis of attribution. The Incremental Fair Values were determined using the discounted cash flow method.

A summary of restricted shares activity relating to the restricted shares held by the CEO under Changyou's 2008 Share Incentive Plan as of and for the year ended December 31, 2011, is presented below:

Restricted Shares	Number of Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	4,000	$1.36
Granted	—
Vested	(2,000)	1.36

Unvested at December 31, 2011	2,000	1.36

Expected to vest thereafter	2,000	1.36

Share-based compensation expenses relating to the 8,000,000 restricted shares for the years ended December 31, 2009, 2010 and 2011 were $2.3 million, $1.2 million and $0.5 million, respectively, and recognized in product development expenses. As of December 31, 2011, there was $41,000 of unrecognized compensation expense related to unvested restricted shares granted to the CEO.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $16.0 million, $32.7 million and $39.7 million, respectively.

Share-based compensation to senior management and certain key employees

In April 2008, the Company approved and communicated to the recipients the grant of an aggregate of 1,800,000 restricted ordinary shares to its executive officers other than the CEO and 940,000 restricted share units, which are settleable in ordinary shares upon vesting to certain key employees. These restricted shares and restricted share units are subject to vesting over a four-year period, subject to acceleration under certain circumstances, commencing February 1, 2008, and vesting was further subject to a successful initial public offering by the Company.

On March 13, 2009, the Company exchanged the 1,800,000 restricted ordinary shares for Class B restricted share units, that otherwise have the same vesting and other terms as applied to the restricted ordinary shares described above. Including the exchange, Class B restricted share units granted to executive officers other than the CEO and certain key employees totaled 2,740,000.

A summary of the restricted share units activity as of and for the year ended December 31, 2011, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	1,320	$1.98
Granted	—
Vested*	(660)	1.98
Forfeited	(25)	1.98

Unvested at December 31, 2011	635	1.98

Expected to vest thereafter	635	1.98

*	including 225,000 shares not settled as of December 31, 2011.

Share-based compensation expense relating to the 2,740,000 restricted share units for the years ended December 31, 2009, 2010 and 2011 was $4.1 million, $0.9 million and $0.4 million, respectively. As of December 31, 2011, there was $31,000 of unrecognized compensation cost related to unvested Class B restricted share units granted to executive officers other than the CEO and certain key employees.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $12.4 million, $11.2 million and $13.1 million, respectively.

Share Awards to Other Employees

On February 17, 2009, the Company granted an aggregate of 456,000 Class A restricted share units to certain of its employees. These restricted share units are subject to vesting over a four-year period commencing upon the completion of the listing of the Company's Class A ordinary shares in an initial public offering.

A summary of restricted share units activity as of and for the year ended December 31, 2011, is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	282	$8.00
Granted	—
Vested	(94)	8.00
Forfeited	(19)	8.00

Unvested at December 31, 2011	169	8.00

Expected to vest thereafter	152	8.00

Share-based compensation expense relating to the 456,000 Class A restricted share units for the years ended December 31, 2009, 2010 and 2011 was $1.4 million, $1.0 million and $0.6 million, respectively. As of December 31, 2011, unrecognized compensation expense related to unvested Class A restricted share units of the Company granted to employees before the initial public offering was $0.3 million.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $nil, $1.7 million and $1.6 million, respectively.

Share Awards Granted after Initial Public Offering

Share-based compensation to senior management and Changyou employees

On April 21, 2009, the Company granted an aggregate of 1,200,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares) to executive officers other than the CEO. These Class A restricted share units are subject to vesting over a four-year period commencing on April 21, 2009. The fair value as of April 21, 2009, the grant date of restricted share units, was determined based on the Company's share price on the grant date.

For the years ended December 31, 2010 and 2011, the Company granted an aggregate of 27,000 and 252,200, respectively, Class A restricted share units (settleable upon vesting in Class A ordinary shares) to certain employees. These Class A restricted share units are subject to vesting over a four-year period commencing on grant dates. The fair values as of grant dates of restricted share units were determined based on the Company's share price on the grant dates.

A summary of restricted share units activity under the Changyou Stock Incentive Plan as of and for the year ended December 31, 2011 is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2011	925	$12.54
Granted	252	14.16
Vested	(306)	12.51
Forfeited	(6)	17.08

Unvested at December 31, 2011	865	12.99

Expected to vest thereafter	838	12.95

Share-based compensation expense recognized for restricted share units for the years ended December 31, 2009, 2010 and 2011 under Changyou's Stock Incentive Plan was $5.4 million, $5.3 million and $3.5 million, respectively. As of December 31, 2011, there was $4.3 million of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 1.05 years.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2009, 2010 and 2011 were $nil, $4.9 million and $6.1 million, respectively.

Share Awards to Employees of the 17173 Business

On October 24, 2010 and January 29, 2011, the Company granted 40,000 and 20,000 Class A restricted share units (settleable upon vesting in Class A ordinary shares), respectively, to certain employees of the 17173 Business, which was then owned and operated by Sohu, for their involvement in the provision of certain online game links and advertising services to the Company on its websites.

These Class A restricted share units are subject to vesting over a four-year period commencing on the grant date. Since its acquisition of the 17173 Business on December 15, 2011, the Company has accounted for the Class A restricted share units to employees of the 17173 Business as if they were employees of the Company from the beginning of the period. The fair values of these share awards were determined based on the Company's share price on the grant dates.

A summary of restricted share units to employees of the 17173 Business as of and for the year ended December 31, 2011 is presented below:

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Fair Value
Unvested at January 1, 2011	40	$18.00
Granted	20	17.19
Vested	(10)	18.00
Forfeited	—

Unvested at December 31, 2011	50	17.67

Expected to vest thereafter	50	17.67

Share-based compensation expense relating to these 60,000 Class A restricted share units for the years ended December 31, 2010 and 2011 was $71,000 and $506,000, respectively. As of December 31, 2011, there was $0.5 million of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 1.15 years.

The total fair values of restricted stock units vested on their respective vesting dates during the years ended December 31, 2010 and 2011 were $nil and $150,000, respectively.